Income Taxes (Details) - Schedule of income tax expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	¥ 19,469	$ 2,822	¥ 5,285	¥ 5,459
Deferred income tax expense (benefit)	(1,402)	(203)	319	1,945
Income tax expenses	¥ 18,067	$ 2,619	¥ 5,604	¥ 7,404